Concession rights	12 Months Ended
Dec. 31, 2022
Concession rights [Abstract]
Concession rights
11	Concession rights

As of December 31, 2022 and 2021, the concession rights are as follows:

	2022	2021	Years to amortize
Administración Portuaria Integral de Acapulco (a)	$94,607	$94,607	10
Accumulated amortization	(94,607)	(94,607)
Concession rights, net	$-	$-

(a)
As of December 31, 2021, the Company holds concession to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero. Under this concession agreements, the Company is obliged to keep the facilities included in the concession in good condition, as well as making monthly payments (fixed and variable), related to the operation (see Note 28). As of June 2022, this concession expired and renewal was not obtained.

The amortization of the concession rights was $1,892, for the year ended December 31, 2021. Monthly payments to the Administración Portuaria Integral de Acapulco were $3,962 in 2021. At the date of delivery of the facilities, the rights paid for this concession in the amount of $94,607, had been fully amortized.